Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2020 and 2019, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2020	2019
	(dollars in thousands)
Commitments to extend credit	$127,986	$134,241
Credit card commitments	12,821	11,650
Standby letters of credit	8,277	1,213
	$149,084	$147,104